UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22041

                               The 787 Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2009 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        --------------
               COMMON STOCKS -- 96.0%
               UTILITIES -- 16.7%
               ELECTRIC UTILITIES -- 6.5%
      50,000   DPL Inc.                                             $    1,077,500
     110,000   Endesa SA                                                 3,404,182
     327,000   Great Plains Energy Inc.                                  6,235,890
      15,000   Northeast Utilities                                         357,000
                                                                    --------------
                                                                        11,074,572
                                                                    --------------
               GAS UTILITIES -- 0.3%
      21,600   Southwest Gas Corp.                                         556,416
                                                                    --------------
               INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS -- 1.0%
       2,032   Mirant Corp.+                                                34,889
      70,000   NRG Energy Inc.+                                          1,635,200
                                                                    --------------
                                                                         1,670,089
                                                                    --------------
               MULTI-UTILITIES -- 8.9%
      20,000   CH Energy Group Inc.                                      1,011,600
      57,273   GDF Suez, Strips (a)                                             73
       2,000   Integrys Energy Group Inc.                                   83,500
     220,000   NorthWestern Corp.                                        5,326,200
      20,000   NSTAR                                                       676,400
     270,000   Puget Energy Inc.                                         7,938,000
                                                                    --------------
                                                                        15,035,773
                                                                    --------------
               TOTAL UTILITIES                                          28,336,850
                                                                    --------------
               CONSUMER DISCRETIONARY -- 14.7%
               AUTO COMPONENTS -- 0.7%
      12,000   BERU AG                                                   1,170,331
      15,000   Modine Manufacturing Co.                                     41,100
      20,000   Tenneco Inc.+                                                36,800
                                                                    --------------
                                                                         1,248,231
                                                                    --------------
               AUTOMOBILES -- 0.1%
      30,000   General Motors Corp.                                         90,300
                                                                    --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.8%
       8,000   Career Education Corp.+                                     174,400
      64,700   Corinthian Colleges Inc.+                                 1,208,596
                                                                    --------------
                                                                         1,382,996
                                                                    --------------
               HOTELS, RESTAURANTS, AND LEISURE -- 2.4%
     160,000   Boyd Gaming Corp.                                           769,600
      40,000   Churchill Downs Inc.                                      1,380,400
     150,000   Dover Motorsports Inc.                                      232,500
      60,000   Gaylord Entertainment Co.+                                  636,000
     170,000   Ladbrokes plc                                               445,300
      82,000   MGM Mirage+                                                 656,000
                                                                    --------------
                                                                         4,119,800
                                                                    --------------
               HOUSEHOLD DURABLES -- 1.0%
      12,000   Fortune Brands Inc.                                         384,000
      50,000   Harman International Industries Inc.                        804,500
       7,800   Nobility Homes Inc.                                          59,358
      18,000   Skyline Corp.                                               361,440
                                                                    --------------
                                                                         1,609,298
                                                                    --------------

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        --------------
               LEISURE EQUIPMENT AND PRODUCTS -- 0.0%
     100,000   The Fairchild Corp., Cl. A+                          $        6,000
                                                                    --------------
               MEDIA -- 8.5%
      70,000   Acme Communications Inc.+                                    16,800
       3,000   Ascent Media Corp., Cl. A+                                   78,240
     395,000   Cablevision Systems Corp., Cl. A                          6,331,850
      45,000   CBS Corp., Cl. A                                            260,100
     126,000   Clear Channel Outdoor Holdings Inc., Cl. A+                 652,680
      95,000   Crown Media Holdings Inc., Cl. A+                           156,750
      16,000   Discovery Communications Inc., Cl. A+                       232,000
      16,000   Discovery Communications Inc., Cl. C+                       230,080
       5,000   DISH Network Corp., Cl. A+                                   64,200
     100,000   Emmis Communications Corp., Cl. A+                           29,000
      87,000   Fisher Communications Inc.                                1,326,750
         254   Granite Broadcasting Corp.+                                     254
       4,000   Interactive Data Corp.                                       91,240
      35,000   Liberty Media Corp. - Capital, Cl. A+                       192,150
     150,000   Liberty Media Corp. - Entertainment, Cl. A+               2,752,500
     545,000   LIN TV Corp., Cl. A+                                        381,500
      60,000   Salem Communications Corp., Cl. A+                           58,800
      30,000   Shaw Communications Inc., Cl. B                             484,500
      60,000   Sinclair Broadcast Group Inc., Cl. A                        111,000
      24,000   Vivendi                                                     621,042
      66,000   Zon Multimedia Servicos de Telecomunicacoes
                  e Multimedia SGPS SA                                     356,615
                                                                    --------------
                                                                        14,428,051
                                                                    --------------
               MULTILINE RETAIL -- 0.0%
       4,000   Saks Inc.+                                                   10,080
                                                                    --------------
               SPECIALTY RETAIL -- 1.2%
      90,000   Midas Inc.+                                                 787,500
      30,000   O'Reilly Automotive Inc.+                                   872,100
      50,000   Pier 1 Imports Inc.+                                         17,500
      70,000   Sally Beauty Holdings Inc.+                                 331,100
                                                                    --------------
                                                                         2,008,200
                                                                    --------------
               TEXTILES, APPAREL, AND LUXURY GOODS -- 0.0%
      10,000   Heelys Inc.                                                  20,400
                                                                    --------------
               TOTAL CONSUMER DISCRETIONARY                             24,923,356
                                                                    --------------
               CONSUMER STAPLES -- 12.2%
               BEVERAGES -- 1.5%
     150,000   Dr. Pepper Snapple Group Inc.+                            2,467,500
                                                                    --------------
               FOOD AND STAPLES RETAILING -- 1.4%
      20,000   Distribucion y Servicio D&S SA, ADR                         482,000
       7,000   Spartan Stores Inc.                                         130,060
      25,000   SUPERVALU Inc.                                              438,500
      70,000   The Great Atlantic & Pacific Tea Co. Inc.+                  498,400
      32,000   Village Super Market Inc., Cl. A                            881,280
                                                                    --------------
                                                                         2,430,240
                                                                    --------------
               FOOD PRODUCTS -- 8.3%
     195,000   Cadbury plc, ADR                                          6,298,500
      20,000   Campbell Soup Co.                                           607,400
       3,000   Flowers Foods Inc.                                           64,470
      40,000   Groupe Danone, ADR                                          407,200
     440,000   Sara Lee Corp.                                            4,413,200
      36,000   The Hershey Co.                                           1,342,080

               See accompanying notes to schedule of investments.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JANUARY 31, 2009 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER STAPLES (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
      40,000   Tootsie Roll Industries Inc.                         $      954,800
                                                                    --------------
                                                                        14,087,650
                                                                    --------------
               PERSONAL PRODUCTS -- 1.0%
      70,000   Alberto-Culver Co.                                        1,712,200
                                                                    --------------
               TOTAL CONSUMER STAPLES                                   20,697,590
                                                                    --------------
               FINANCIALS -- 9.7%
               CAPITAL MARKETS -- 3.1%
      68,000   BKF Capital Group Inc.                                       72,760
      10,000   Deutsche Bank AG                                            256,500
     295,000   SWS Group Inc.                                            4,321,750
      20,000   The Bank of New York Mellon Corp.                           514,800
                                                                    --------------
                                                                         5,165,810
                                                                    --------------
               COMMERCIAL BANKS -- 2.0%
     134,652   Banco Santander SA, ADR                                   1,055,672
      45,000   PNC Financial Services Group Inc.                         1,463,400
      50,000   Wells Fargo & Co.                                           945,000
                                                                    --------------
                                                                         3,464,072
                                                                    --------------
               CONSUMER FINANCE -- 2.3%
      12,000   American Express Co.                                        200,760
     325,000   SLM Corp.+                                                3,721,250
                                                                    --------------
                                                                         3,922,010
                                                                    --------------
               INSURANCE -- 1.1%
       3,000   Argo Group International Holdings Ltd.+                      93,330
      97,000   CNA Surety Corp.+                                         1,605,350
       6,420   Willis Group Holdings Ltd.                                  158,959
                                                                    --------------
                                                                         1,857,639
                                                                    --------------
               THRIFT AND MORTGAGE FINANCE -- 1.2%
      60,000   Flushing Financial Corp.                                    475,200
      48,000   New York Community Bancorp Inc.                             636,000
      90,000   NewAlliance Bancshares Inc.                                 989,100
         800   Tree.com Inc.+                                                3,176
                                                                    --------------
                                                                         2,103,476
                                                                    --------------
               TOTAL FINANCIALS                                         16,513,007
                                                                    --------------
               MATERIALS -- 9.6%
               CHEMICALS -- 5.0%
      10,000   Ashland Inc.                                                 80,200
      20,000   Ciba Holding AG                                             844,556
     100,000   Ferro Corp.                                                 396,000
     100,000   Rohm and Haas Co.                                         5,519,000
      80,000   Sensient Technologies Corp.                               1,720,000
                                                                    --------------
                                                                         8,559,756
                                                                    --------------
               CONTAINERS AND PACKAGING -- 2.2%
      11,000   Greif Inc., Cl. B                                           334,070
     530,000   Myers Industries Inc.                                     3,323,100
                                                                    --------------
                                                                         3,657,170
                                                                    --------------
               METALS AND MINING -- 2.4%
     200,000   Alcoa Inc.                                                1,558,000

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        --------------
      59,000   Barrick Gold Corp.                                   $    2,211,910
         200   Eramet                                                       31,914
      20,000   Gold Fields Ltd., ADR                                       210,200
       4,000   Lonmin plc                                                   50,229
         294   Teck Cominco Ltd., Cl. B                                      1,123
                                                                    --------------
                                                                         4,063,376
                                                                    --------------
               TOTAL MATERIALS                                          16,280,302
                                                                    --------------
               INDUSTRIALS -- 9.5%
               AEROSPACE AND DEFENSE -- 2.0%
     297,900   Herley Industries Inc.+                                   3,318,606
       4,500   Safran SA                                                    56,408
                                                                    --------------
                                                                         3,375,014
                                                                    --------------
               BUILDING PRODUCTS -- 1.8%
     314,643   Griffon Corp.+                                            3,130,698
                                                                    --------------
               COMMERCIAL SERVICES AND SUPPLIES -- 1.0%
      60,000   Republic Services Inc.                                    1,551,600
       6,000   Rollins Inc.                                                 93,600
       1,000   School Specialty Inc.+                                       16,500
                                                                    --------------
                                                                         1,661,700
                                                                    --------------
               ELECTRICAL EQUIPMENT -- 0.7%
      30,000   Belden Inc.                                                 391,800
         600   REpower Systems AG+                                          89,814
      75,800   SL Industries Inc.+                                         454,800
       8,000   Thomas & Betts Corp.+                                       171,120
                                                                    --------------
                                                                         1,107,534
                                                                    --------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
      42,000   Tyco International Ltd.                                     882,840
                                                                    --------------
               MACHINERY -- 2.0%
       6,000   Ampco-Pittsburgh Corp.                                      110,940
      59,700   Baldwin Technology Co. Inc., Cl. A+                          68,655
       5,000   CIRCOR International Inc.                                   111,250
      43,000   Crane Co.                                                   749,060
      60,000   Navistar International Corp.+                             1,822,200
      40,000   Tennant Co.                                                 541,600
                                                                    --------------
                                                                         3,403,705
                                                                    --------------
               TRADING COMPANIES AND DISTRIBUTORS -- 1.5%
      32,000   GATX Corp.                                                  771,200
      95,000   Kaman Corp.                                               1,813,550
                                                                    --------------
                                                                         2,584,750
                                                                    --------------
               TOTAL INDUSTRIALS                                        16,146,241
                                                                    --------------
               HEALTH CARE -- 9.1%
               BIOTECHNOLOGY -- 2.5%
      11,000   Biogen Idec Inc.+                                           535,150
       4,000   CV Therapeutics Inc.+                                        62,600
      41,000   Genentech Inc.+                                           3,330,840
      40,000   Indevus Pharmaceuticals Inc.+                               212,800
                                                                    --------------
                                                                         4,141,390
                                                                    --------------
               HEALTH CARE EQUIPMENT AND SUPPLIES -- 3.9%
     190,000   Advanced Medical Optics Inc.+                             4,174,300
      96,200   ArthroCare Corp.+                                           665,704
      20,000   CONMED Corp.+                                               313,000
         700   Datascope Corp.                                              37,125

               See accompanying notes to schedule of investments.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JANUARY 31, 2009 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        --------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
               HEALTH CARE EQUIPMENT AND SUPPLIES (CONTINUED)
      15,000   Exactech Inc.+                                       $      191,100
      15,000   ICU Medical Inc.+                                           457,650
       1,000   Inverness Medical Innovations Inc.+                          24,470
       5,000   Kensey Nash Corp.+                                          103,350
      20,000   Orthofix International NV+                                  319,200
      13,000   Osteotech Inc.+                                              39,520
     105,000   RTI Biologics Inc.+                                         257,250
       2,000   Young Innovations Inc.                                       30,880
                                                                    --------------
                                                                         6,613,549
                                                                    --------------
               HEALTH CARE PROVIDERS AND SERVICES -- 0.0%
       1,000   Chemed Corp.                                                 40,130
                                                                    --------------
               HEALTH CARE TECHNOLOGY -- 0.4%
     130,000   AMICAS Inc.+                                                208,650
      35,000   IMS Health Inc.                                             508,200
                                                                    --------------
                                                                           716,850
                                                                    --------------
               PHARMACEUTICALS -- 2.3%
      32,000   Allergan Inc.                                             1,219,840
      15,000   Bristol-Myers Squibb Co.                                    321,150
       9,000   UCB SA                                                      282,211
      50,000   Wyeth                                                     2,148,500
                                                                    --------------
                                                                         3,971,701
                                                                    --------------
               TOTAL HEALTH CARE                                        15,483,620
                                                                    --------------
               TELECOMMUNICATION SERVICES -- 6.7%
               DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.8%
     420,200   Asia Satellite Telecommunications Holdings Ltd.             392,875
     500,000   Cincinnati Bell Inc.+                                       695,000
      40,000   D&E Communications Inc.                                     279,600
     200,000   Portugal Telecom SGPS SA                                  1,613,296
       3,000   Wayfinder System AB+                                          4,303
                                                                    --------------
                                                                         2,985,074
                                                                    --------------
               WIRELESS TELECOMMUNICATIONS SERVICES -- 4.9%
     200,000   Centennial Communications Corp.+                          1,636,000
      17,000   Millicom International Cellular SA                          665,720
      10,000   Rogers Communications Inc., Cl. B                           281,600
     650,000   Sprint Nextel Corp.+                                      1,579,500
     100,000   United States Cellular Corp.+                             4,195,000
                                                                    --------------
                                                                         8,357,820
                                                                    --------------
               TOTAL TELECOMMUNICATION SERVICES                         11,342,894
                                                                    --------------
               INFORMATION TECHNOLOGY -- 6.7%
               COMPUTERS AND PERIPHERALS -- 2.0%
      90,000   Diebold Inc.                                              2,230,200
      75,000   Intermec Inc.+                                              931,500
      13,000   SanDisk Corp.+                                              148,590
                                                                    --------------
                                                                         3,310,290
                                                                    --------------
               ELECTRICAL EQUIPMENT AND INSTRUMENTS -- 0.8%
      23,000   Park Electrochemical Corp.                                  403,650
      70,000   Tyco Electronics Ltd.                                       991,200
                                                                    --------------
                                                                         1,394,850
                                                                    --------------

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        --------------
               INTERNET SOFTWARE AND SERVICES -- 2.3%
      12,000   IAC/InterActiveCorp.+                                $      176,400
     315,000   Yahoo! Inc.+                                              3,694,950
                                                                    --------------
                                                                         3,871,350
                                                                    --------------
               IT SERVICES -- 0.0%
       1,500   Affiliated Computer Services Inc., Cl. A+                    68,790
                                                                    --------------
               SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 0.1%
       7,000   International Rectifier Corp.+                               95,340
      50,000   MoSys Inc.+                                                 104,000
                                                                    --------------
                                                                           199,340
                                                                    --------------
               SOFTWARE -- 1.5%
      20,000   Borland Software Corp.+                                      12,400
      30,000   FalconStor Software Inc.+                                    95,700
       2,830   GSE Systems Inc.+                                            17,178
       3,000   i2 Technologies Inc.+                                        18,720
      20,000   Mentor Graphics Corp.+                                       93,200
      21,000   NDS Group plc, ADR+                                       1,300,530
     130,000   Take-Two Interactive Software Inc.                          912,600
                                                                    --------------
                                                                         2,450,328
                                                                    --------------
               TOTAL INFORMATION TECHNOLOGY                             11,294,948
               ENERGY -- 1.1%                                       --------------
               ENERGY EQUIPMENT AND SERVICES -- 0.3%
       4,000   Rowan Companies Inc.                                         50,640
      60,000   RPC Inc.                                                    446,400
                                                                    --------------
                                                                           497,040
                                                                    --------------
               OIL, GAS, AND CONSUMABLE FUELS -- 0.8%
      16,000   Alpha Natural Resources Inc.+                               261,120
      20,000   Anadarko Petroleum Corp.                                    734,800
       5,000   Devon Energy Corp.                                          308,000
     150,000   WesternZagros Resources Ltd.+                                85,627
                                                                    --------------
                                                                         1,389,547
                                                                    --------------
               TOTAL ENERGY                                              1,886,587
                                                                    --------------
               TOTAL COMMON STOCKS                                     162,905,395
                                                                    --------------
               RIGHTS -- 0.0%
               SPECIAL PURPOSE ENTITY -- 0.0%
       6,000   Fresenius Kabi
                  Pharmaceuticals Holding Inc.,
                  CVR+                                                       2,580
                                                                    --------------
               WARRANTS -- 0.0%
               CONSUMER DISCRETIONARY -- 0.0%
               MEDIA -- 0.0%
         636   Granite Broadcasting Corp., Ser. A, expire
                  06/04/12+                                                      6
         636   Granite Broadcasting Corp., Ser. B, expire
                  06/04/12+                                                      6
                                                                    --------------
                                                                                12
                                                                    --------------
               TOTAL CONSUMER DISCRETIONARY                                     12
                                                                    --------------
               UTILITIES -- 0.0%
               INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS -- 0.0%
       6,526   Mirant Corp., Ser. A, expire 01/03/11+                       17,620
                                                                    --------------

               See accompanying notes to schedule of investments.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JANUARY 31, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                                   ---------------
               TOTAL WARRANTS                                      $        17,632
                                                                   ---------------
  PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 4.0%
$  6,711,000   U.S. Treasury Bills, 0.051% to 0.203%++,
                  03/05/09 to 04/09/09                                   6,710,152
                                                                    --------------
               TOTAL INVESTMENTS -- 100.0%
                  (Cost $274,662,421)                               $  169,635,759
                                                                    ==============
               Aggregate book cost                                  $  274,662,421
                                                                    ==============
               Gross unrealized appreciation                        $    5,524,400
               Gross unrealized depreciation                          (110,551,062)
                                                                    --------------
               Net unrealized appreciation/(depreciation)           $ (105,026,662)
                                                                    ==============

----------
(a)  Illiquid security.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt.

CVR  Contingent Value Right

               See accompanying notes to schedule of investments.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o   Level 1 - quoted prices in active markets for identical securities;

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of January 31, 2009 is as follows:
---------------------------------------------- --------------------------

                                               INVESTMENTS IN SECURITIES
VALUATION INPUTS                                    (MARKET VALUE)
---------------------------------------------- --------------------------
Level 1 - Quoted Prices                              $162,925,607
---------------------------------------------- --------------------------
Level 2 - Other Significant Observable Inputs           6,710,152
---------------------------------------------- --------------------------
TOTAL                                                $169,635,759
---------------------------------------------- --------------------------

There were no Level 3 investments held at October 31, 2008 or January 31, 2009.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The 787 Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 18, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 18, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       March 18, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.